Pension Schemes - Amounts Recognised in the Statement of Financial Position in Respect of Defined Benefit Pension Schemes (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
At start of year	£ (433)
Service cost	(24)	£ (36)	£ (47)
Settlement and past service (cost)/credits	13	(11)	43
Net interest on net defined benefit obligation	(12)	(9)	(15)
Contributions by employer	72	46
Actuarial (losses)/gains	(124)	(91)	233
Exchange translation differences	1	(4)
At end of year	(520)	(433)
Net defined benefit obligation, at the start of the year	(433)	(328)
Net pension obligation	(507)	(433)
Impact of asset ceiling	(13)	0
Overall net pension obligation	(520)	(433)	(328)
UK schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	(21)	(27)	(33)
Settlement and past service (cost)/credits	8	(11)	42
Net interest on net defined benefit obligation	(9)	(6)	(10)
Contributions by employer	66	39
Actuarial (losses)/gains	(169)	(89)
Net defined benefit obligation, at the start of the year	(359)	(265)
Net pension obligation	(484)	(359)
Overall net pension obligation	(484)	(359)	(265)
US [member] | Foreign schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	(3)	(9)	(14)
Settlement and past service (cost)/credits	5		1
Net interest on net defined benefit obligation	(3)	(3)	(5)
Contributions by employer	6	7
Actuarial (losses)/gains	45	(2)
Exchange translation differences	1	(4)
Net defined benefit obligation, at the start of the year	(74)	(63)
Net pension obligation	(23)	(74)
Impact of asset ceiling	(13)
Overall net pension obligation	(36)	(74)	(63)
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	(4,812)	(4,929)
Service cost	(24)	(36)
Past service credits/(cost)	13	(11)
Actuarial gain/(loss) on financial assumptions	(611)	176
Actuarial (loss)/gain arising from experience assumptions	17	6
Net interest on net defined benefit obligation	(146)	(136)
Contributions by employees	(9)	(8)
Liabilities (Assets) transferred on settlement	65
Benefits paid	197	187
Exchange translation differences	41	(61)
At end of year	(5,269)	(4,812)	(4,929)
Present value of defined benefit obligation [member] | UK schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	(3,772)	(3,854)
Service cost	(21)	(27)
Past service credits/(cost)	8	(11)
Actuarial gain/(loss) on financial assumptions	(495)	91
Actuarial (loss)/gain arising from experience assumptions	22	4
Net interest on net defined benefit obligation	(104)	(98)
Contributions by employees	(9)	(8)
Benefits paid	120	131
At end of year	(4,251)	(3,772)	(3,854)
Present value of defined benefit obligation [member] | US [member] | Foreign schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	(1,040)	(1,075)
Service cost	(3)	(9)
Past service credits/(cost)	5
Actuarial gain/(loss) on financial assumptions	(116)	85
Actuarial (loss)/gain arising from experience assumptions	(5)	2
Net interest on net defined benefit obligation	(42)	(38)
Liabilities (Assets) transferred on settlement	65
Benefits paid	77	56
Exchange translation differences	41	(61)
At end of year	(1,018)	(1,040)	(1,075)
Fair value of scheme assets [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	4,379	4,601
Net interest on net defined benefit obligation	134	127
Return on assets excluding amounts included in interest income	470	(273)
Contributions by employer	72	46
Contributions by employees	9	8
Liabilities (Assets) transferred on settlement	(65)
Benefits paid	(197)	(187)
Exchange translation differences	(40)	57
At end of year	4,762	4,379	4,601
Fair value of scheme assets [member] | UK schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	3,413	3,589
Net interest on net defined benefit obligation	95	92
Return on assets excluding amounts included in interest income	304	(184)
Contributions by employer	66	39
Contributions by employees	9	8
Benefits paid	(120)	(131)
At end of year	3,767	3,413	3,589
Fair value of scheme assets [member] | US [member] | Foreign schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	966	1,012
Net interest on net defined benefit obligation	39	35
Return on assets excluding amounts included in interest income	166	(89)
Contributions by employer	6	7
Liabilities (Assets) transferred on settlement	(65)
Benefits paid	(77)	(56)
Exchange translation differences	(40)	57
At end of year	£ 995	£ 966	£ 1,012